Short-term Bank Loans (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Total Short-term Bank Loans	$ 4,408,340	$ 2,471,374
Bank Of China [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	551,215	692,492
Bank Of Jiangxi [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans		393,898
Bank Of Beijing [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	1,378,037	1,384,984
Gan Zhou Bank [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	1,376,659
China Transportation Bank [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	$ 1,102,429